Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates - Additional Information (Detail)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Additional Information [Line Items]
Fiscal Year	366 days	364 days	364 days
Minimum
Additional Information [Line Items]
Maturity period of long-term investments	1 year
Liability for uncertain income tax positions, percentage minimum	50.00%
Maximum
Additional Information [Line Items]
Maturity period of cash equivalents	3 months
Maturity period of short-term investments	1 year
Buildings, leasehold improvements and other [Member] | Minimum
Additional Information [Line Items]
Useful life of property, plant and equipment, net	5 years
Buildings, leasehold improvements and other [Member] | Maximum
Additional Information [Line Items]
Useful life of property, plant and equipment, net	40 years
BlackBerry operations and other information technology [Member] | Minimum
Additional Information [Line Items]
Useful life of property, plant and equipment, net	3 years
BlackBerry operations and other information technology [Member] | Maximum
Additional Information [Line Items]
Useful life of property, plant and equipment, net	5 years
Manufacturing equipment, research and development equipment and tooling [Member] | Minimum
Additional Information [Line Items]
Useful life of property, plant and equipment, net	1 year
Manufacturing equipment, research and development equipment and tooling [Member] | Maximum
Additional Information [Line Items]
Useful life of property, plant and equipment, net	5 years
Furniture and fixtures [Member]
Additional Information [Line Items]
Percentage of amount declining in furniture and fixtures	20.00%